Cover	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2025
Entity File Number	001-40501
Entity Registrant Name	iSpecimen Inc.
Entity Central Index Key	0001558569
Entity Tax Identification Number	27-0480143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Cabot Road
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	301-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ISPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false